FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Flight Equipment Held for Operating Lease by Geographic Region (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,730,949	$ 2,720,000
Net Flight Equipment Held for Operating Lease by Geographic Region [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,730,949	$ 2,720,000
Concentration percentage	100.00%	100.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Off-Lease [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 134,478	$ 42,115
Concentration percentage	5.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Europe [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 465,438	$ 472,862
Concentration percentage	17.00%	17.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Spain [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 157,963	$ 161,474
Concentration percentage	6.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 49,975	$ 52,212
Concentration percentage	2.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 257,500	$ 259,176
Concentration percentage	9.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 1,610,013	$ 1,716,623
Concentration percentage	59.00%	63.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | India [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 459,244	$ 542,312
Concentration percentage	17.00%	20.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Malaysia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 398,668	$ 406,777
Concentration percentage	15.00%	15.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Philippines [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 260,168	$ 264,814
Concentration percentage	10.00%	10.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Indonesia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 215,956	$ 220,304
Concentration percentage	8.00%	8.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | China [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 164,381	$ 168,703
Concentration percentage	6.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 111,596	$ 113,713
Concentration percentage	3.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 36,313	$ 37,618
Concentration percentage	1.00%	1.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | North America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 92,876	$ 95,910
Concentration percentage	3.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 391,831	$ 354,872
Concentration percentage	15.00%	13.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 298,124	$ 303,057
Concentration percentage	11.00%	11.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 93,707	$ 51,815
Concentration percentage	4.00%	2.00%